Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 - RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2024, the Company granted 423,795 stock options, at a weighted average exercise price of $2.39 to several executive officers, and Board of Directors (“Board”) members of the Company.

In addition, during the six months ended June 30, 2024 the Company granted 818,004 RSUs to several executive officers and Board members of the Company.

No stock options and RSUs were granted in the three months ended June 30, 2024.

The fair value of the stock options that were granted during the six months ended June 30, 2024 is $489 thousand, which is expected to be recognized over a 1-4 years vesting period, and the fair value of the granted RSUs is $9,858 thousand, which is expected to be recognized over a 1-4-years vesting period.